Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [abstract]
Schedule of balances of financial instruments
	December 31
	2018	2017
	NIS in thousands
Financial assets:

Cash and cash equivalents	32,906	465,740
Loans and receivables	53,083	44,545
Financial assets at fair value through profit and loss	86,262	-
Available for sale financial instruments	-	4,032

	172,251	514,317
Financial liabilities:

Financial liabilities at fair value through profit and loss	10,994	-
Financial liabilities at amortized cost	297,532	1,088,479

	308,526	1,088,479

Schedule of changes in the fair value of monetary assets and liabilities
	Change in USD rate	Effect on income before tax	Change in USD rate	Effect on income before tax
		NIS in thousands		NIS in thousands

2018	+10%	(25,656)	-10%	25,656

2017	+10%	142	-10%	(142)

	Change in USD rate	Effect on income before tax	Change in USD rate	Effect on income before tax
		NIS in thousands		NIS in thousands

2018	+10%	3,790	-10%	(3,790)

2017	+10%	33,489	-10%	(33,489)

Schedule of contractual repayment dates

As of December 31, 2018

	1st year (i)	2nd year	3rd year	4th year	5th year and thereafter	Total
	NIS in thousands
Financial liabilities:

Borrowing with fixed interest rate

Elbit Medical’s notes	9,000	13,500	18,000	189,000	-	229,500
Notes linked to the Israeli CPI	144,589	-	-	-	-	144,589

	153,589	13,500	18,000	189,000	-	374,089

Suppliers, payable and other credit balances	9,506	4,120	1,040	-	-	13,906

Total financial liabilities	163,095	17,620	19,040	189,000	-	387,995

As of December 31, 2017

	1st year (i)	2nd year	3rd year	4th year	5th year and thereafter	Total
	NIS in thousands
Financial liabilities:

Borrowing with fixed interest rate

PC’s notes linked to the Israeli CPI (1)	238,898	236,812	55,566	-	-	531,276
Notes linked to the Israeli CPI	303,564	310,222	-	-	-	613,786

	542,462	547,034	55,566	-	-	1,145,062
Borrowing with variable interest rate
Notes linked to the PLN	21,949	-	-	-	-	21,949

Suppliers, payable and other credit balances	47,999	-	-	-	-	47,999

Total financial liabilities	612,410	547,034	55,566	-	-	1,215,010

Schedule of financial assets used as collaterals
	December 31
	2018	2017
	NIS in thousands

Long term borrowings	78,013	-
Guarantees provided by the Group	100	1,813

	78,113	1,813

Schedule of book value and fair value of the group’s financial liabilities
	December 31
	2018		2017
	Book Value	Fair Value	Book Value	Fair Value
	NIS in thousands

Company’s notes	(136,028)	(138,163)	(538,672)	(562,023)
PC’s notes	-	-	(485,500)	(349,028)
Medical’s notes	(144,564)	(161,036)	-
	(280,592)	(299,199)	1,024,172	(911,051)

Schedule of fair value reconciliation
	Derivative (**)	Financial asset through profit and loss (*)
	(In thousands NIS)

Balance as at issuance date	(42,214)	71,265
Change in fair value of financial instruments measured at fair value through profit and loss	31,220	13,915
Exchange rate differences through profit and loss	2,896	-
Translation reserve	(2,896)	1,082

Balance as at December 31, 2018	(10,994)	86,262

(*)	The fair value of financial asset through profit and lost is based on Level 2 in fair value hierarchy. With respect to investment in Gamida, see Note 8.

(**)	The fair value of derivative (conversion component) is based on Level 3 in fair value hierarchy. See also Note 11 c with respect to issuance of convertible notes by Elbit Medical.

Schedule of fair value measurement technique
Name of the derivative	Fair value as for December 31, 2018	Valuation technique	Significant unobservable inputs	Range (Weighted average)	Sensitivity of fair value to change in data

Conversion component of convertible notes	(10,994)	Binomial model	Discount rate (%) Expected volatility (%)	8.9% 33.4%

The increase / decrease of 10% in the effective interest has no material effect on the fair value.

An increase / decrease of 10% in the standard deviation will result in an increase / decrease in fair value of NIS 2.6 million.

Financial asset through profit and loss	86,262	Asian put option	Expected volatility (%)	108.2%	An increase / decrease of 10% in the standard deviation will result in an increase / decrease in fair value of NIS 1.5 million.